File Number: 333-89354
                                               Filed Pursuant to Rule 497(e)
                                               of the Securities Act of 1933




                                                           October 25, 2012



                              Pioneer Fundamental Growth Fund

                Supplement to the August 1, 2012 Prospectus, as in effect
  	             and as may be amended from time to time


Effective November 1, 2012, the following replaces the information in the sections indicated.

Fund summary

The following replaces the information in the "Management" chart:

Portfolio management   Andrew Acheson, senior vice president of Pioneer
                       (portfolio manager of the fund since 2007); and Paul
                       Cloonan, senior vice president of Pioneer and co-head of equity research - U.S. (portfolio manager of the fund since 2012).


Management

The following replaces the first paragraph in the subsection entitled "Portfolio management":

Portfolio management

Day-to-day management of the fund's portfolio is the responsibility of Andrew Acheson (portfolio manager of the fund since 2007) and Paul Cloonan (portfolio manager of the fund since 2012). The portfolio managers may draw upon the research and investment management expertise of the research team, which provides fundamental and quantitative research on companies on a global basis and includes members from Pioneer's affiliate, Pioneer Investment Management Limited. Mr. Acheson, a senior vice president, joined Pioneer as a portfolio manager in May 2001 and has been an investment professional since 1994. Mr. Cloonan, senior vice president of Pioneer and co-head of equity research - U.S., joined Pioneer in 1997.





                                                                 26094-00-1012
                                      (c) 2012 Pioneer Funds Distributor, Inc.
                                           Underwriter of Pioneer mutual funds
                                                                   Member SIPC